CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit losses | $	$ 1,933		$ 2,327
Ordinary shares, par value per share | ₪ / shares		₪ 0.2		₪ 0.2
Ordinary shares, shares authorized	90,000,000		90,000,000
Ordinary shares, shares issued	55,559,638		55,493,258
Ordinary shares, shares outstanding	55,559,638		55,493,258